Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 9.   Income Taxes

The components of the income tax (benefit) provision are as follows:

	2020
	(as restated)	2019
Current:
Federal	$—	$—
State	71	67
Total current	71	67
Deferred
Federal	(1,433)	21
State	(327)	8
Total deferred	(1,760)	29
Provision for income taxes	$(1,689)	$96

The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2020	December 31,
	(as restated)	2019
Deferred tax assets
Accrued expenses	$1,114	$1,124
Stock compensation	2,469	1,219
Deferred revenue	2,036	2,066
Property and equipment	229	176
Intangibles	452	826
Goodwill	1,444	1,391
Other	8	8
Net operating losses	50,119	40,815
Disallowed interest	6,385	2,159
Valuation allowance	(63,317)	(48,499)
Total deferred tax assets	939	1,285
Deferred tax liabilities
Internally developed software	(943)	(1,319)
Total deferred tax liabilities	(943)	(1,319)
Net deferred tax assets (liabilities)	$(4)	$(34)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial accounting purposes and the amounts used for income tax purposes and the tax effect of the tax loss carryforwards. The Company has recorded a valuation allowance due to the uncertainty surrounding the ultimate realizability or recoverability of such assets. Management evaluates, on an annual basis, both the positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable and the amount of the valuation allowance. In its evaluation, the Company considered its cumulative losses as significant negative evidence.  Based upon a review of the four sources of income identified within ASC 740, Accounting for Income Taxes, the Company determined that the negative evidence outweighed the positive evidence. At such time as it is determined that it is more likely than not the deferred tax assets are realizable, the valuation allowance will be reduced. The valuation allowance increased by $14.8 million for the year ended December 31, 2020 from $48.5 million to $63.3 million.

As of December 31, 2020 (as restated) and 2019, the Company had net operating loss carryforwards for federal tax purposes of approximately $209.5 million and $173.5 million and $99.0 million and $68.6 million for state income tax purposes, respectively, which may be used to offset future taxable income. The net operating loss carryforwards for federal tax purposes will begin to expire in 2032 and the net operating loss carryforwards for state tax purposes will begin to expire in 2021. The net operating loss with an unlimited carryforward period is $106.7 million for federal tax purposes and $15.3 million for state tax purposes. Utilization of net operating loss carryforwards are subject to certain limitations under Section 382 of the Internal Revenue Code of 1986, as amended, in the event of a change in the Company’s ownership, as defined in current income tax regulations.

A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes is shown as follows:

	2020
	(as restated)	2019
Tax computed at federal statutory rate	$(11,702)	$(21,677)
State tax, net of federal tax benefit	(2,097)	(1,475)
Other	803	515
Loss on disposition	—	1,049
Compensation	(972)	6,507
Debt transactions	(824)	2,145
Enacted tax rate changes	(159)	(119)
Return to provision	(502)	(991)
Valuation allowance	13,764	14,142
Total provision (benefit) for income taxes	$(1,689)	$96

The U.S. federal statutory tax rate is 21%, while the Company’s effective tax rate for 2020 (as restated) was 3.0% and 2019 was -0.1%. The difference is due primarily to the tax benefit of pre-tax book losses being offset by valuation allowance. The Company also recorded a deferred tax benefit, resulting from the release of a portion of the valuation allowance due to deferred tax liabilities created by certain current year acquisitions.

The Company files federal and state tax returns. The Company is subject to income tax examinations by federal and various state tax authorities for years beginning in 2017 and 2015, based on the respective statutes of limitations.  Further, to the extent allowed by law, the taxing authorities may have the right to examine prior originating periods due to the existence of net operating loss and tax credit carryforwards in the years that they are utilized.

The Company had no unrecognized uncertain tax positions as of December 31, 2020 and 2019.